Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (501,988)	$ (184,835)	$ (502,336)	$ (371,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	62,132	19,877	37,236	13,590
Investment written-off			1,206
Asset written-off			7,469
Unrealised foreign exchange loss	888		888
Changes in operating assets and liabilities:
Accounts payables	94,555	13,536	82,173	(7,324)
Accounts receivables	13,668	(86,612)	(66,235)	(19,204)
Amount due from related parties	213,610	16,700	73,547	(245,574)
Other receivables, prepayments and deposits	13,198	(3,922)	41,651	(77,940)
Amount due to related parties	62,867	2,894	5,487	622
Other payables and accrued liabilities	67,408	132,826	135,802	(16,265)
Amount due to a director		29,429
Deferred income	105,218	(105,642)	(50,703)	112,979
Changes in operating lease liability	(36,265)
Cash provided by/(used in) operating activities	95,291	(165,749)	(233,815)	(610,728)
Taxation paid
Net cash provided by/(used in) operating activities	95,291	(165,749)	(233,815)	(610,728)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Plant and equipment	(134,623)	(8,264)	(22,995)	(185,121)
Sale proceeds from disposal of Plant and Equipment			857
Investment	244	(12,647)	(13,306)	(677)
Net cash used in investing activities	(134,379)	(20,911)	(35,444)	(185,798)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of share capital				771,250
Advances from directors	25,258		4,959	1,629
Net cash provided by financing activities	25,258		4,959	772,879
Effect of exchange rate changes on cash and cash equivalent	(7,902)	(9,455)	(3,192)	(33,317)
Net (decrease) / increase in cash and cash equivalents	(21,732)	(196,115)	(267,492)	(56,964)
Cash and cash equivalents, beginning of period	36,304	303,796	303,796	360,760
CASH AND CASH EQUIVALENTS, END OF PERIOD	14,572	107,681	36,304	303,796
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid